SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 787
Changes in other comprehensive income (loss) before reclassifications	727
Net current-period other comprehensive income (loss)	(350)	1,747	(1,500)
Balance	437	787
Cost of revenues [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	(32)
Operating expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	(1,032)
Financial income, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	(13)
Unrealized gains (losses) on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	270
Changes in other comprehensive income (loss) before reclassifications	(150)
Net current-period other comprehensive income (loss)	(163)
Balance	107
Unrealized gains (losses) on marketable securities [Member] | Cost of revenues [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income
Unrealized gains (losses) on marketable securities [Member] | Operating expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income
Unrealized gains (losses) on marketable securities [Member] | Financial income, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	(13)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	517
Changes in other comprehensive income (loss) before reclassifications	877
Net current-period other comprehensive income (loss)	(187)
Balance	330
Unrealized gains (losses) on cash flow hedges [Member] | Cost of revenues [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	(32)
Unrealized gains (losses) on cash flow hedges [Member] | Operating expenses [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income	(1,032)
Unrealized gains (losses) on cash flow hedges [Member] | Financial income, net [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified from accumulated other comprehensive income